Other Income and Expenses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure Of Other Operating Income Expense Text Block Abstract
Research and development projects	¥ 1,000,000
Disposal of assets	526,000	¥ 4,000
Compensation payable	131,000
Research and development expense	12,267,000	¥ 12,365,000
Forfeited contributions